UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2009
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Ridgeback Capital Investments L.P.

Address:   430 Park Avenue, 12th Floor
           New York, New York 10022


Form 13F File Number: 28-12856


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Ridgeback Capital Investments Ltd., as General Partner, by Bud Holman
Title:  Director
Phone:  (212) 808-7729

Signature,  Place,  and  Date  of  Signing:

/s/ Bud Holman                     New York, New York                 11/13/2009
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    2

Form 13F Information Table Entry Total:               8

Form 13F Information Table Value Total:  $   561,051.00
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

1     28-12280              Ridgeback Capital Management LLC
----  --------------------  ----------------------------------------------------
2     28-12277              Ridgeback Capital Management Ltd.
----  --------------------  ----------------------------------------------------

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2      COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- ----------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                          VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED   NONE
---------------------------- ----------------- --------- -------- --------- --- ---- ---------- -------- ---- ------ ---------
Barrick Gold Corporation     Common Stock      067901108  102,709 2,710,000 SH       SOLE       1,2         0      0 2,710,000
Allergan, Inc.               Common Stock      018490102   79,464 1,400,000 SH       SOLE       1,2         0      0 1,400,000
BioMarin Pharmaceutical Inc. Common Stock      09061G101   10,848   600,000 SH       SOLE       1,2         0      0   600,000
Express Scripts, Inc.        Common Stock      302182100  185,820 2,395,200 SH       SOLE       1,2         0      0 2,395,200
Petrohawk Energy Corp.       Common Stock      716495106   10,289   425,000 SH       SOLE       1,2         0      0   425,000
Life Technologies Corp.      Common Stock      53217V109   81,463 1,750,000 SH       SOLE       1,2         0      0 1,750,000
VIVUS, Inc.                  Common Stock      928551100    5,210   500,000 SH       SOLE       1,2         0      0   500,000
Wellpoint, Inc.              Common Stock      94973V107   85,248 1,800,000 SH       SOLE       1,2         0      0 1,800,000